Pension plan obligations (Tables)	12 Months Ended
Dec. 31, 2024
Pension Plan Obligations
Schedule of pension plan benefits

	December 31, 2024			December 31, 2023
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Present value of the defined benefit obligations	(2,335,938)	(1,931,145)	(4,267,083)	(2,982,863)	(2,098,622)	(5,081,485)
Fair value of the plan’s assets	2,468,182	-	2,468,182	2,938,614	-	2,938,614
Asset ceiling (*)	(132,244)	-	(132,244)	-	-	-

Total pension plan obligations (deficit)	-	(1,931,145)	(1,931,145)	(44,249)	(2,098,622)	(2,142,871)

(*) The G1 Plan showed a surplus compared to the 2023 fiscal year, primarily due to the increase in the discount rate used to measure the actuarial liability, which went from 5.47% per year in 2023 to 7.40% per year in 2024. This percentage was defined based on the NTN-B bond rates in effect as of December 31, 2024. The increase in the discount rate resulted in a significant reduction in the present value of the obligations, which decisively contributed to the observed surplus.

Schedule of reconciliation of defined benefit obligations

	December 31, 2024			December 31, 2023
	G1 Plan	G0	Total	G1 Plan	G0	Total
Plan’s liabilities
Defined benefit obligation, beginning of the year	(2,982,863)	(2,098,622)	(5,081,485)	(2,715,388)	(2,002,075)	(4,717,463)
Current service cost	(35,951)	-	(35,951)	(41,440)	-	(41,440)
Interest costs	(274,718)	(189,274)	(463,992)	(307,777)	(225,220)	(532,997)
Actuarial (gains)/losses recorded as other comprehensive income	716,927	135,201	852,128	(120,934)	(85,372)	(206,306)
Benefits paid	240,667	221,550	462,217	202,676	214,045	416,721
Defined benefit obligation, end of the year	(2,335,938)	(1,931,145)	(4,267,083)	(2,982,863)	(2,098,622)	(5,081,485)

Plan’s assets
Fair value of the plan’s assets, beginning of the year	2,938,614	-	2,938,614	2,567,272	-	2,567,272
Expected return of the plan’s assets	274,265	-	274,265	294,788	-	294,788
Company’s contributions	39,676	-	39,676	40,898	-	40,898
Participants’ contributions	30,180	-	30,180	35,443	-	35,443
Benefits paid	(240,667)	-	(240,667)	(202,676)	-	(202,676)
Actuarial gains/(losses) recorded as other comprehensive income	(573,886)	-	(573,886)	202,889	-	202,889
Fair value of the plan’s assets, end of the year	2,468,182	-	2,468,182	2,938,614	-	2,938,614
Asset ceiling	(132,244)	-	(132,244)

Total pension plan obligations (deficit)	-	(1,931,145)	(1,931,145)	(44,249)	(2,098,622)	(2,142,871)

Schedule of (gains)/losses, due to changes in assumptions

	December 31, 2024			December 31, 2023			December 31, 2022
	G1 Plan	G0	Total	G1 Plan	G0	Total	G1 Plan	G0	Total

Actuarial gains/(losses) on the obligations	692,430	135,201	827,631	(120,934)	(85,372)	(206,306)	126,626	161,766	288,392
Actuarial gains/(losses) on financial assets	(549,389)	-	(549,389)	202,889	-	202,889	(172,833)	-	(172,833)
Asset ceiling	(132,244)	-	(132,244)	-	-	-	-	-	-
Total gains/(losses)	10,797	135,201	145,998	81,955	(85,372)	(3,417)	(46,207)	161,766	115,559
Deferred income tax and social contribution	(3,671)	-	(3,671)	(27,864)	-	(27,864)	15,710	-	15,710
Equity valuation adjustments	7,126	135,201	142,327	54,091	(85,372)	(31,281)	(30,497)	161,766	131,269

Schedule of amounts recognized in income statement

	December 31, 2024			December 31, 2023			December 31, 2022
	G1 Plan	G0	Total	G1 Plan	G0	Total	G1 Plan	G0	Total
Cost of service, net	5,779	-	5,779	5,997	-	5,997	1,020	-	1,020
Interest costs	274,718	189,274	463,992	307,777	225,220	532,997	231,745	176,953	408,698
Expected return of the plan’s assets	(274,265)	-	(274,265)	(294,788)	-	(294,788)	(221,079)	-	(221,079)
Amount received from the São Paulo State (undisputed)	-	(119,506)	(119,506)	-	(112,824)	(112,824)	-	(98,174)	(98,174)
Total expenses	6,252	69,768	76,020	18,986	112,396	131,382	11,686	78,779	90,465

Schedule of obligations maturity

	December 31, 2024
	G1 Plan	G0
Payment of benefits expected in 2025	242,375	202,302
Payment of benefits expected in 2026	183,508	183,508
Payment of benefits expected in 2027	170,984	170,985
Payment of benefits expected in 2028	158,676	158,676
Payment of benefits expected in 2029 or susbsequent years	1,580,395	1,215,674
Total	2,335,938	1,931,145
Duration	11.27 years	9.66 years

Schedule of actuarial assumptions

	December 31, 2024		December 31, 2023		December 31, 2022
	G1 Plan	G0	G1 Plan	G0	G1 Plan	G0
Discount rate – actual rate (NTN-B)	7.40% p.a.	7.37% p.a.	5.47% p.a.	5.37% p.a.	6.19% p.a.	6.15% p.a.
Inflation rate	4.96% p.a.	4.96% p.a.	3.90% p.a.	3.90% p.a.	5.31% p.a.	5.31% p.a.
Nominal wage growth rate	7.06% p.a.	7.06% p.a.	5.98% p.a.	5.98% p.a.	7.42% p.a.	7.42% p.a.
Mortality table	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000

Schedule of sensitivity analysis of the defined benefit pension plan assumptions

Impact on the present value of the defined benefit obligations
Assumption	Change in the assumption	G1 Plan	G0
Discount rate	Increase of 1.0%	Decrease of R$ 243,450	Decrease of R$ 222,419
	Decrease of 1.0%	Increase of R$ 291,137	Increase of R$ 217,030
Life expectation	Increase of 1 year	Increase of R$ 51,425	Increase of R$ 78,548
	Decrease of 1 year	Decrease of R$ 50,329	Decrease of R$ 74,038
Wage growth rate	Increase of 1.0%	Increase of R$ 20,084	Increase of R$ 131,202
	Decrease of 1.0%	Decrease of R$ 21,043	Decrease of R$ 124,063

Schedule of estimated expenses

2025
Cost of services, net	3,705
Interest costs	282,334
Net profitability on financial assets	(302,162)
Interest on the maximum limit of recognition	16,830
Expenditures to be recognized by the Company	707

Schedule of plans assets

	December 31, 2024%		December 31, 2023%
Total fixed income	2,279,323	92.3	2,714,823	92.4
Total equities	13,886	0.6	15,715	0.5
Total structured investments	121,820	4.9	153,333	5.2
Other	53,153	2.2	54,743	1.9
Fair value of the plan’s assets	2,468,182	100	2,938,614	100

Schedule of estimated expenses

2025

Interest costs	233,290
Expenses to be recognized	233,290

Schedule of reconciliation of expenses with pension obligations

	December 31, 2024	December 31, 2023	December 31, 2022

G1 Plan (i)	6,252	18,986	11,686
G0 (ii)	69,768	112,396	78,779
Sabesprev Mais Plan (iii)	26,198	27,403	25,371
VIVEST Plan (iv)	970	520	326
Subtotal	103,188	159,305	116,162
Capitalized	(7,884)	(3,303)	(3,359)
Other	10,653	6,603	5,684
Pension plan obligations (Note 31)	105,957	162,605	118,487